UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bruce Bent & Associates Inc.
Address: The Paramount Building, 18C
         139 North County Road
         Palm Beach, FL  33480

13F File Number:  28-07444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce D. Bent
Title:     President
Phone:     561-653-8335

Signature, Place, and Date of Signing:

     /s/  Bruce D. Bent     Palm Beach, FL     May 09, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $115,690 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      216     3862 SH       SOLE                     3862        0        0
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN   01881G106     9539   107790 SH       SOLE                   107790        0        0
AMERICAN INTL GROUP INC        COM              026874107     7303   108650 SH       SOLE                   108650        0        0
AMGEN INC                      COM              031162100     1989    35600 SH       SOLE                    35600        0        0
APPLE INC                      COM              037833100     3438    37000 SH       SOLE                    37000        0        0
BAUSCH & LOMB INC              COM              071707103     6849   133871 SH       SOLE                   133871        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      910      250 SH       SOLE                      250        0        0
CELGENE CORP                   COM              151020104      860    16400 SH       SOLE                    16400        0        0
CORE LABORATORIES N V          COM              N22717107     3476    41460 SH       SOLE                    41460        0        0
EXXON MOBIL CORP               COM              30231G102      435     5772 SH       SOLE                     5772        0        0
GENERAL ELECTRIC CO            COM              369604103     1488    42070 SH       SOLE                    42070        0        0
GILEAD SCIENCES INC            COM              375558103     7771   101377 SH       SOLE                   101377        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      264     2800 SH       SOLE                     2800        0        0
JEFFERIES GROUP INC NEW        COM              472319102     4397   151880 SH       SOLE                   151880        0        0
JOHNSON & JOHNSON              COM              478160104    16709   277285 SH       SOLE                   277285        0        0
JP MORGAN CHASE & CO           COM              46625H100     4907   101425 SH       SOLE                   101425        0        0
MICROSOFT CORP                 COM              594918104     1353    48545 SH       SOLE                    48545        0        0
ONLINE RES CORP                COM              68273G101     4364   380500 SH       SOLE                   380500        0        0
ORACLE CORP                    COM              68389X105      341    18800 SH       SOLE                    18800        0        0
PFIZER INC                     COM              717081103      624    24697 SH       SOLE                    24697        0        0
PRICE T ROWE GROUP INC         COM              74144T108     6428   136219 SH       SOLE                   136219        0        0
SANOFI AVENTIS                 SPONSORED ADR    80105N105     3857    88650 SH       SOLE                    88650        0        0
SCHERING PLOUGH CORP           COM              806605101     6531   256010 SH       SOLE                   256010        0        0
SCHLUMBERGER LTD               COM              806857108    12620   182640 SH       SOLE                   182640        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104     4333    65910 SH       SOLE                    65910        0        0
SUNCOR ENERGY INC              COM              867229106     1451    19000 SH       SOLE                    19000        0        0
VIACOM INC NEW SR NT           PREFERR          92553P300      351    14000 SH       SOLE                    14000        0        0
ZIMMER HLDGS INC               COM              98956P102     2886    33789 SH       SOLE                    33789        0        0